Offerings - Offering: 1	Jan. 17, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, underlying the Common Warrants
Amount Registered | shares	1,048,386	[1],[2]
Proposed Maximum Offering Price per Unit | $ / shares	2.36	[1]
Maximum Aggregate Offering Price	$ 2,474,190
Fee Rate	0.01531%
Amount of Registration Fee	$ 378.80
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (“Common Stock”), of the registrant that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration. (2) Consists of up to an aggregate of 1,048,386 shares of Common Stock that may be issued upon the exercise of warrants at an exercise price of $2.36 per share issued in a private placement in accordance with the terms and conditions of that certain securities purchase agreement, dated January 2, 2025, with the selling stockholders thereto.

[1]	Consists of up to an aggregate of 1,048,386 shares of Common Stock that may be issued upon the exercise of warrants at an exercise price of $2.36 per share issued in a private placement in accordance with the terms and conditions of that certain securities purchase agreement, dated January 2, 2025, with the selling stockholders thereto.
[2]	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (“Common Stock”), of the registrant that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration.